SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Schedule of weighted average assumptions used in the BSM pricing model for grants made

	2012	2013	2014
Dividend yield	—	—	—
Expected annual volatility	54%	49%	38%
Risk-free interest rate	0.78%	1.77%	1.85%
Expected life of the awards (years)	5.51 - 7.02	5.44 - 7.04	5.52 - 7.04
Weighted-average grant date fair value of awards (per share)	$ 10.13	$ 15.93	$ 10.74

Summary of awards activity for the Company

	Options		SARs		RSUs
	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share	Quantity	Weighted average exercise price per share
Outstanding as of January 1, 2014	6,019,392	$5.13	1,612,664	$26.75	2,897,102	—

Granted	28,000	33.09	880,000	29.44	1,458,628	—
Exercised	(1,067,332)	4.52	(39,100)	20.96	(333,959)	—
Forfeited	(11,316)	5.30	(21,850)	31.85	(115,534)	—
Cancelled	—	—	—	—	(168)	—

Outstanding as of December 31, 2014	4,968,744	$5.41	2,431,714	$27.77	3,906,069	—

Summary of information about outstanding and exercisable awards

        The following table summarizes information about outstanding and exercisable awards under the 2007 Plan as of December 31, 2014:

		Awards Outstanding			Awards Exercisable
Exercise Price ($)	Type of award	Number outstanding	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value	Number exercisable	Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
0.83	Option	455,000	0.50	$7.8	455,000	0.50	$7.8
2.16	Option	568,768	1.56	9.0	568,768	1.56	9.0
2.74	Option	501,300	2.37	7.6	501,300	2.37	7.6
3.40	Option	404,350	3.09	5.9	404,350	3.09	5.9
3.43	Option	212,820	4.41	3.1	212,820	4.41	3.1
3.51	Option	723,313	4.86	10.5	723,313	4.86	10.5
4.16	Option	674,858	5.42	9.3	671,733	5.42	9.3
8.77	Option	1,204,335	5.85	11.0	1,179,335	5.85	10.8
25.00	Option	168,000	6.40	—	147,000	6.40	—
27.74	Option	28,000	8.39	—	7,000	8.39	—
33.09	Option	28,000	9.40	—	—	—	—

Total Options		4,968,744	4.08	64.2	4,870,619	4.01	64.0
16.95	SARs	9,374	6.97	—	7,031	6.97	—
18.44	SARs	—	—	—	—	—	—
19.00	SARs	302,500	7.57	—	118,125	7.57	—
20.99	SARs	78,590	6.92	—	55,379	6.92	—
21.05	SARs	368,750	7.88	—	168,750	7.88	—
23.19	SARs	20,000	7.18	—	13,750	7.18	—
23.21	SARs	150,000	9.88	—	—	—	—
23.29	SARs	37,500	7.88	—	9,375	7.88	—
29.94	SARs	550,000	9.55	—	—	—	—
30.08	SARs	—	—	—	—	—	—
32.85	SARs	600,000	8.57	—	187,500	8.57	—
33.09	SARs	180,000	9.40	—	—	—	—
38.99	SARs	135,000	8.88	—	35,938	8.88	—

Total SARs		2,431,714	8.64	—	595,848	7.98	—
—	RSU	3,906,069	8.60	70.2	949,311	7.85	17.0

		11,306,527	6.62	$134.4	6,415,778	4.95	$81.0

Summary of information about non-vested share awards

	Options		SARs		RSUs
	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value	Quantity	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2014	812,750	$5.67	1,434,957	$13.54	2,470,262	$25.86

Granted	28,000	13.21	880,000	10.66	1,458,628	29.39
Vested	(731,310)	5.24	(457,240)	13.36	(856,597)	25.19
Forfeited	(11,316)	3.24	(21,850)	15.62	(115,534)	26.69

Non-vested as of December 31, 2014	98,124	$11.31	1,835,867	$12.18	2,956,759	$27.77

Summary of activity of the ex-plan options

	Quantity	Weighted Average Exercise Price
Outstanding as of December 31, 2013	19,300	€0.01

Exercised	(15,600)	0.01
Cancelled	—	—

Outstanding as of December 31, 2014	3,700	€0.01